Investment Strategy	May 26, 2026
GraniteShares YieldBOOST AST ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying Leveraged ETF:

(1)	Tradr 2X Long ASTS Daily ETF (CBOE: ASTX). Investors can access information about ASTX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-191476 and 811-22894. This information, derived from ASTX’s filings with the SEC, is essential for investors to understand ASTX’s operations, investment strategy, and financial prospects. The description of ASTX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with ASTX none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ASTX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of ASTX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ASTX, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST BMNR ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying Leveraged ETF:

(1)	T-REX 2X Long BMNR Daily Target ETF (CBOE: BMNU). Investors can access information about BMNU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-234544 and 811-23439. This information, derived from BMNU’s filings with the SEC, is essential for investors to understand BMNU’s operations, investment strategy, and financial prospects. The description of BMNU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(1)	Leverage Shares 2x Long BMNR Daily ETF (CBOE: BMNG). Investors can access information about BMNG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-271700 and 811-23872. This information, derived from BMNG’s filings with the SEC, is essential for investors to understand BMNG’s operations, investment strategy, and financial prospects. The description of BMNG’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with BMNU and BMNG none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding BMNU or BMNG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of BMNU or BMNG.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH BMNU OR BMNG, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST IREN ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2x Long IREN ETF (CBOE: IRE). Investors can access information about IRE, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from IRE’s filings with the SEC, is essential for investors to understand IRE’s operations, investment strategy, and financial prospects. The description of IRE’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	Leverage Shares 2x Long IREN Daily ETF (CBOE: IREG). Investors can access information about IREG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-271700 and 811-23872. This information, derived from IREG’s filings with the SEC, is essential for investors to understand IREG’s operations, investment strategy, and financial prospects. The description of IREG’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	Tradr 2x Long IREN Daily ETF (CBOE: IREX). Investors can access information about IREX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-191476 and 811-22894. This information, derived from IREX’s filings with the SEC, is essential for investors to understand IREX’s operations, investment strategy, and financial prospects. The description of IREX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with IRE, IREG or IREX none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding IRE, IREG or IREX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of IRE, IREG or IREX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH IRE, IREG OR IREX, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST LITE ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying Leveraged ETF:

(1)	Tradr 2X Long LITE Daily ETF (CBOE: LITX). Investors can access information about LITX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-191476 and 811-22894. This information, derived from LITX’s filings with the SEC, is essential for investors to understand LITX’s operations, investment strategy, and financial prospects. The description of LITX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with LITX none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding LITX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of IREX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH LITX, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST RKLB ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2x Long RKLB ETF (CBOE: RKLX). Investors can access information about RKLX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from RKLX’s filings with the SEC, is essential for investors to understand RKLX’s operations, investment strategy, and financial prospects. The description of RKLX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with RKLX none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding RKLX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of RKLX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH RKLX, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST SNDK ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF, which would likely be two times the losses compared to the Underlying Stock. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying Leveraged ETF:

(1)	Tradr 2x Long SNDK Daily ETF (CBOE: SNXX). Investors can access information about SNXX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-191476 and 811-22894. This information, derived from SNXX’s filings with the SEC, is essential for investors to understand SNXX’s operations, investment strategy, and financial prospects. The description of SNXX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with SNXX none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SNXX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of SNXX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH SNXX, ITS TRUSTS, AND ITS SERVICE PROVIDERS.